Basic and Diluted Net Loss Per Share (Details) - Schedule of basic and diluted loss per ordinary share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Loss Per Ordinary Share Abstract
Diluted net loss per share (in Dollars per share)	$ 2.04	$ 2.28	$ 4.48